Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [abstract]
Related Party Transactions

15.   Related Party Transactions

In addition to the related party transactions and balances disclosed elsewhere in these financial statements, the Company entered into the following related party transactions during the years ended December 31, 2020, and 2019:

a)    Purchase of Goods and Services

During the years ended December 31, 2020, and 2019, the Company was charged $157 (2019: $210) for general and administrative services pursuant to a shared services agreement with Gold Group Management Inc., a company of which Simon Ridgway, the Company’s Chairman during 2020, is a director. Effective February 2, 2021, Simon Ridgway resigned as director and Chairman of the Board.

	Years ended December 31,
	2020	2019
Personnel costs	$19	$21
General and administrative expenses	138	189
	$157	$210

As at December 31, 2020, the Company had outstanding balances payable to Gold Group Management Inc. of $9 (December 31, 2019 - $14).   Amounts due to related parties are due on demand and are unsecured.

b)    Key Management Personnel

During the year ended December 31, 2020, and 2019, the Company was charged for consulting services by Mario Szotlender, a director of the Company, and by Mill Street Services Ltd., a company of which Simon Ridgway, the Company’s Chairman during 2020, is a director. Such amounts, along with other key management personnel compensation expense were as follows:

	Years ended December 31,
	2020	2019
Salaries and benefits	$4,266	$4,716
Directors fees	707	702
Consulting fees	134	135
Share-based payments	11,115	5,449
	$16,222	$11,002